Exceptional items - Schedule of exceptional items (Details) £ in Millions, R in Millions, $ in Millions		12 Months Ended
	Apr. 25, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		£ (2,597)		£ (1,978)		£ (2,044)
Guaranteed minimum pension equalisation		(1,795)		(1,586)		(1,404)
Substitution drawback		14		26		93
Exceptional operating items		(18,039)		(15,422)		(15,560)
Non-operating items		(17)		14		(23)
Exceptional items before taxation		4,387		3,706		2,043
Items included in taxation		(1,049)		(907)		(589)
Total exceptional items		3,338		2,799		1,454
Attributable to:
Equity shareholders of the parent company		3,249		2,660		1,409
Non-controlling interests		89		139		45
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(52)		(13)		(95)
Guaranteed minimum pension equalisation		0		(5)		0
Substitution drawback		0		3		83
Exceptional operating items		(388)		(15)		(1,357)
Non-operating items		(17)		14		(23)
Exceptional items before taxation		(405)		(1)		(1,380)
Items included in taxation		31		(84)		154
Total exceptional items		(374)		(85)		(1,226)
Attributable to:
Equity shareholders of the parent company		(271)		(86)		(1,157)
Non-controlling interests		(103)		1		(69)
Brand, goodwill, tangible and other assets impairment
Disclosure Of Exceptional Items [Line Items]
Brand, goodwill, tangible and other assets impairment		(336)		0		(1,345)
Items included in taxation		55		0		165
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(50)		0		0
Items included in taxation		(3)		0		0
Donations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(2)		(5)		(89)
Items included in taxation		2		5		0
Ongoing litigation in Turkey
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0		(15)		0
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Items [Line Items]
Guaranteed minimum pension equalisation		0		(5)		0
Items included in taxation		0		1		0
Obsolete inventories
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0		7		(30)
Items included in taxation		0		(1)		7
Substitution drawback
Disclosure Of Exceptional Items [Line Items]
Substitution drawback		0		3	$ 4	83
Items included in taxation		0		(1)		(20)
Indirect tax in Korea
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0		0		24
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items	£ (95)	(95)		0		0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(19)		0		0
Picon brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		91		0		0
Items included in taxation		(23)		0		0
United National Breweries
Disclosure Of Exceptional Items [Line Items]
Non-operating items		6	R 133	10		(32)
USL businesses
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		3		0
Portfolio of 19 brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		1		2
Loss on disposal of associate
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		0		(1)
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items		£ 0		£ 0		£ 8